Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Share capital Private Placement	Share capital	Reserves Private Placement	Reserves	Deficit	Accumulated other comprehensive income (loss)	Private Placement	Total
Balance at Jun. 30, 2021		$ 122,996		$ 19,563	$ (68,618)	$ (2,399)		$ 71,542
Balance (in shares) at Jun. 30, 2021		141,166,203
Share-based payment				4,276				4,276
Share issued for private placement	$ 118,241		$ 2,212				$ 120,453
Share issued for private placement (in shares)	13,480,083
Share issuance costs		$ (217)						(217)
Warrants exercised		$ 7,389						7,389
Warrants exercised (in shares)		6,684,892
Stock options exercised		$ 8,518		(4,106)				4,412
Stock options exercised (in shares)		4,410,784
Shares issued for exploration and evaluation assets		$ 4,620						4,620
Shares issued for exploration and evaluation assets (in shares)		600,000
Compensation shares issued		$ 500						500
Compensation shares issued (in shares)		60,235
Net loss for the year					(38,100)			(38,100)
Currency translation differences for foreign operations						1,653		1,653
Balance at Jun. 30, 2022		$ 262,047		21,945	(106,718)	(746)		176,528
Balance (in shares) at Jun. 30, 2022		166,402,197
Share-based payment				16,983				16,983
Share issuance costs		$ (75)						(75)
Stock options exercised		$ 8,447		(3,040)				5,407
Stock options exercised (in shares)		5,950,000
Shares issued for exploration and evaluation assets		$ 2,000						2,000
Shares issued for exploration and evaluation assets (in shares)		400,000
Net loss for the year					(41,989)			(41,989)
Currency translation differences for foreign operations						522		522
Balance at Jun. 30, 2023		$ 272,419		$ 35,888	$ (148,707)	$ (224)		$ 159,376
Balance (in shares) at Jun. 30, 2023		172,752,197